Significant accounting policies	6 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Significant accounting policies

2.	Significant accounting policies

These condensed interim consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”). All information is stated in U.S. dollars unless otherwise noted.

These condensed interim consolidated financial statements do not contain all the information required by U.S. GAAP for annual financial statements and therefore should be read in conjunction with the audited annual consolidated financial statements of the Company for the year ended December 31, 2011. These condensed interim consolidated financial statements have been prepared on the going concern basis that the Company will continue operating for the foreseeable future and that its assets and liabilities are accounted for on the basis of continued use.

These condensed interim consolidated financial statements follow the same accounting policies and methods of their application as the most recently filed audited annual financial statements, except as noted below, which are the result of transactions which took effect in the six month period ending June 30, 2012:

(a)	Inventory

Inventory consists of spare parts funded by the Company for a two year period under the terms of the Kingman turbine supply agreement (“TSA”), and a five year period under the terms of the Windstar TSA. At the end of the respective two and five year term, the spare parts will be replenished at the cost of the vendor.

(b)	Deferred income

Deferred income represents proceeds received from the Department of the Treasury, under the U.S. Federal Government’s cash grant program to encourage renewable energy development. The Company will recognize the deferred income balances of each eligible project into income over the life of the respective project.

Deferred income is also comprised of annual proceeds received from a wake impact agreement for the Windstar generating facility (Note 16). The Company will recognize the deferred income balance into other income on a calendar basis.

(c)	Property and equipment

Depreciable assets are recorded at cost less accumulated amortization. Amortization of these assets is based on the cost of the assets less estimated salvage values. All property and equipment are classified as assets held for use as at June 30, 2012.

Land is recorded at cost plus site investigation, legal and title insurance costs. Other generating facilities include electrical infrastructure, buildings, asset retirement obligation and roads. Meteorological towers include wind equipment used for wind assessments during the development stage and monitoring long term wind speeds.

Amortization is on a straight line basis over the following estimated useful lives:

Wind turbines and towers	9 to 25 years
Solar panels and facilities	25 years
Other generating facilities	14 to 25 years
Meteorological towers	5 to 25 years
Furniture and equipment	5 years
Automotive	5 years

(d)	New accounting pronouncements effective in the current period

i.	Accounting for Fair Value Measurement

On May 12, 2011, FASB amended authoritative accounting guidance regarding fair value measurement and disclosure requirements. The amendment prohibits the application of block discounts for all fair value measurements, permits the fair value of certain financial instruments to be measured on the basis of the net risk exposure and allows the application of premiums or discounts to the extent consistent with the applicable unit of account. The amendment clarifies that the highest-and-best use and valuation-premise concepts are not relevant to financial instruments. Expanded disclosures are required under the amendment, including quantitative information about significant unobservable inputs used for Level 3 measurements, a qualitative discussion about the sensitivity of recurring Level 3 measurements to changes in unobservable inputs disclosed, a discussion of the Level 3 valuation processes, any transfers between Levels 1 and 2 and the classification of items whose fair value is not recorded but is disclosed in the notes. The amendment is effective prospectively during interim and annual periods beginning after December 15, 2011 (January 1, 2012 for the Company). The adoption of this amendment did not have a material effect on the Company's financial statements.

ii.	Presentation of Comprehensive Income

On June 16, 2011, FASB issued new accounting guidance that revises the manner in which entities present comprehensive income in their financial statements. The new guidance requires entities to report components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements. The new guidance does not change the items that must be reported in other comprehensive income and does not affect the calculation or reporting of earnings per share. The amendment is applicable retrospectively effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 (January 1, 2012 for the Company). However, on December 23, 2011, the FASB issued new guidance that postpones indefinitely the application of certain provisions of the guidance issued in June 2011. The requirement to present reclassification adjustments out of accumulated other comprehensive income by component will be further deliberated by the FASB. The adoption of this amendment did not have a material effect on the Company's financial statements.